Segmented Information (Tables)	6 Months Ended
May 31, 2021
Segment Reporting [Abstract]
Revenue from external customers and long-lived assets, by geographical areas
		Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2021	2020	2021	2020
	$	$	$	$

Revenue
United States	93,427	395,740	93,427	773,294

			May 31,	November 30,
			2021	2020
			$	$
Total assets
Canada			4,978,609	3,387,055

Total property and equipment
Canada			1,639,374	1,770,137